Financial instruments (Tables)	6 Months Ended
Jun. 30, 2011
Financial instruments
Assets and liabilities measured at fair value on a recurring basis

end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Interest-bearing deposits with banks	0	336	0	0		336

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	116,274	1,066	0		117,340

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Securities received as collateral	28,255	3,802	0	0		32,057

Debt	80,644	65,032	9,382	0		155,058

of which foreign governments	61,777	10,320	312	0		72,409

of which corporates	544	36,607	3,836	0		40,987

of which RMBS	17,847	8,869	2,597	0		29,313

of which CMBS	0	3,245	1,440	0		4,685

of which CDO	0	5,933	699	0		6,632

Equity	77,370	11,093	614	0		89,077

Derivatives	9,071	566,241	8,028	(543,027)		40,313

of which interest rate products	1,417	403,999	1,514	–		–

of which foreign exchange products	1	78,851	1,084	–		–

of which equity/index-related products	6,096	26,728	2,293	–		–

of which credit derivatives	0	41,945	2,390	–		–

Other	7,185	8,971	2,022	0		18,178

Trading assets	174,270	651,337	20,046	(543,027)		302,626

Debt	3,934	1,268	108	0		5,310

of which foreign governments	3,666	63	17	0		3,746

of which corporates	0	820	46	0		866

of which CDO	0	384	45	0		429

Equity	10	84	0	0		94

Investment securities	3,944	1,352	108	0		5,404

Private equity	0	0	4,282	0		4,282

of which equity funds	0	0	3,237	0		3,237

Hedge funds	0	294	222	0		516

of which debt funds	0	143	144	0		287

Other equity investments	709	67	3,894	0		4,670

of which private	0	18	3,887	0		3,905

Life finance instruments	0	0	1,679	0		1,679

Other investments	709	361	10,077	0		11,147

Loans	0	13,388	5,803	0		19,191

of which commercial and industrial loans	0	6,805	3,349	0		10,154

of which financial institutions	0	5,860	2,447	0		8,307

Other intangible assets (mortgage servicing rights)	0	0	50	0		50

Other assets	5,978	24,299	7,747	(137)		37,887

of which loans held-for-sale	0	15,155	7,275	0		22,430

Total assets at fair value	213,156	811,149	44,897	(543,164)		526,038

Less other investments - equity at fair value attributable to noncontrolling interests	(611)	(118)	(5,047)	0		(5,776)

Less assets consolidated under ASU 2009-17 [2]	0	(11,675)	(5,214)	0		(16,889)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	212,545	799,356	34,636	(543,164)		503,373

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

end of 2Q11	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,477	0	0		3,477

Customer deposits	0	3,675	0	0		3,675

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	109,282	0	0		109,282

Debt	311	3,717	0	0		4,028

of which corporates	0	3,628	0	0		3,628

Equity	27,944	85	0	0		28,029

Obligations to return securities received as collateral	28,255	3,802	0	0		32,057

Debt	38,600	12,505	16	0		51,121

of which foreign governments	38,066	1,102	1	0		39,169

of which corporates	0	10,421	15	0		10,436

Equity	22,197	748	8	0		22,953

Derivatives	8,449	574,117	8,468	(544,656)		46,378

of which interest rate products	1,224	399,882	991	–		–

of which foreign exchange products	1	89,321	2,965	–		–

of which equity/index-related products	5,611	30,255	2,756	–		–

of which credit derivatives	0	40,600	1,250	–		–

Trading liabilities	69,246	587,370	8,492	(544,656)		120,452

Short-term borrowings	0	3,823	223	0		4,046

Long-term debt	427	63,785	12,632	0		76,844

of which treasury debt over two years	0	16,860	0	0		16,860

of which structured notes over two years	0	20,496	7,994	0		28,490

of which non-recourse liabilities	427	13,023	4,204	0		17,654

Other liabilities	0	26,313	3,705	(341)		29,677

of which failed sales	0	3,723	2,085	0		5,808

Total liabilities at fair value	97,928	801,527	25,052	(544,997)		379,510

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	135,709	1,197	0		136,906

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Securities received as collateral	36,319	5,828	0	0		42,147

Debt	84,937	58,605	11,013	0		154,555

of which foreign governments	67,775	8,100	373	0		76,248

of which corporates	196	34,722	3,803	0		38,721

of which RMBS	16,233	6,937	3,264	0		26,434

of which CMBS	0	2,226	1,861	0		4,087

of which CDO	0	5,764	1,135	0		6,899

Equity	91,376	10,943	622	0		102,941

Derivatives	7,004	663,116	8,719	(631,095)		47,744

of which interest rate products	3,217	475,596	2,072	–		–

of which foreign exchange products	1	83,857	843	–		–

of which equity/index-related products	3,002	31,967	2,300	–		–

of which credit derivatives	0	46,824	2,725	–		–

Other	7,229	10,217	2,018	0		19,464

Trading assets	190,546	742,881	22,372	(631,095)		324,704

Debt	6,186	1,590	79	0		7,855

of which foreign governments	5,904	284	18	0		6,206

of which corporates	0	984	0	0		984

of which CDO	0	321	62	0		383

Equity	4	86	0	0		90

Investment securities	6,190	1,676	79	0		7,945

Private equity	0	0	4,609	0		4,609

of which equity funds	0	0	3,516	0		3,516

Hedge funds	0	575	259	0		834

of which debt funds	0	185	165	0		350

Other equity investments	631	807	4,723	0		6,161

of which private	8	614	4,719	0		5,341

Life finance instruments	0	0	1,844	0		1,844

Other investments	631	1,382	11,435	0		13,448

Loans	0	12,294	6,258	0		18,552

of which commercial and industrial loans	0	6,574	3,558	0		10,132

of which financial institutions	0	5,389	2,195	0		7,584

Other intangible assets (mortgage servicing rights)	0	0	66	0		66

Other assets	5,886	24,526	9,253	(195)		39,470

of which loans held-for-sale	0	14,866	8,932	0		23,798

Total assets at fair value	239,572	924,296	50,660	(631,290)		583,238

Less other investments - equity at fair value attributable to noncontrolling interests	(522)	(870)	(4,518)	0		(5,910)

Less assets consolidated under ASU 2009-17 [2]	0	(11,655)	(7,155)	0		(18,810)

Assets at fair value excluding noncontrolling interests and assets not risk-weighted under Basel II	239,050	911,771	38,987	(631,290)		558,518

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements. 2 Assets of consolidated VIEs that are not risk-weighted under Basel II.

end of 4Q10	Level 1	Level 2	Level 3	Netting impact	[1]	Total

Liabilities (CHF million)

Due to banks	0	3,444	0	0		3,444

Customer deposits	0	3,537	0	0		3,537

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	123,190	507	0		123,697

Debt	431	5,812	0	0		6,243

of which corporates	0	5,552	0	0		5,552

Equity	35,888	16	0	0		35,904

Obligations to return securities received as collateral	36,319	5,828	0	0		42,147

Debt	44,635	11,356	65	0		56,056

of which foreign governments	44,466	1,130	0	0		45,596

of which corporates	6	9,432	65	0		9,503

Equity	19,580	404	28	0		20,012

Derivatives	6,817	673,437	9,107	(631,432)		57,929

of which interest rate products	2,980	470,284	1,341	–		–

of which foreign exchange products	16	95,916	2,941	–		–

of which equity/index-related products	2,971	35,897	2,940	–		–

of which credit derivatives	0	45,343	1,256	–		–

Trading liabilities	71,032	685,197	9,200	(631,432)		133,997

Short-term borrowings	0	3,185	123	0		3,308

Long-term debt	402	66,493	16,797	0		83,692

of which treasury debt over two years	0	19,500	0	0		19,500

of which structured notes over two years	0	20,162	9,488	0		29,650

of which non-recourse liabilities	402	12,200	6,825	0		19,427

Other liabilities	0	26,047	3,734	(596)		29,185

of which failed sales	0	3,885	1,849	0		5,734

Total liabilities at fair value	107,753	916,921	30,361	(632,028)		423,007

1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable counterparty netting agreements.

Assets and liabilities measured at fair value on a recurring basis for level 3

								Trading revenues			Other revenues

6M11	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,197	0	(9)	0	0	56	(46)	0		(9)	0		0	(123)	1,066

Debt	11,013	1,450	(1,512)	5,291	(6,237)	0	0	98		442	0		1	(1,164)	9,382

of which corporates	3,803	378	(205)	2,180	(1,853)	0	0	46		33	0		1	(547)	3,836

of which RMBS	3,264	792	(769)	2,187	(2,830)	0	0	35		215	0		0	(297)	2,597

of which CMBS	1,861	68	(159)	324	(601)	0	0	4		64	0		0	(121)	1,440

of which CDO	1,135	175	(343)	305	(616)	0	0	12		134	0		0	(103)	699

Equity	622	204	(355)	523	(425)	0	0	40		32	0		38	(65)	614

Derivatives	8,719	1,288	(1,040)	0	0	319	(805)	(51)		475	0		0	(877)	8,028

of which interest rate products	2,072	60	(122)	0	0	112	(241)	(9)		(171)	0		0	(187)	1,514

of which equity/index-related products	2,300	109	(153)	0	0	110	(13)	24		171	0		0	(255)	2,293

of which credit derivatives	2,725	845	(717)	0	0	21	(382)	(65)		222	0		0	(259)	2,390

Other	2,018	106	(199)	1,573	(1,239)	0	(36)	8		19	0		0	(228)	2,022

Trading assets	22,372	3,048	(3,106)	7,387	(7,901)	319	(841)	95		968	0		39	(2,334)	20,046

Investment securities	79	2	0	50	(11)	0	(4)	0		0	0		0	(8)	108

Equity	9,591	23	(66)	640	(1,876)	0	0	0		35	0		927	(876)	8,398

Life finance instruments	1,844	0	0	59	(90)	0	0	0		56	0		0	(190)	1,679

Other investments	11,435	23	(66)	699	(1,966)	0	0	0		91	0		927	(1,066)	10,077

Loans	6,258	915	(935)	1,050	(454)	1,163	(1,748)	21		190	0		0	(657)	5,803

of which commercial and industrial loans	3,558	912	(564)	170	(269)	975	(1,192)	5		96	0		0	(342)	3,349

of which financial institutions	2,195	3	(127)	876	(80)	189	(370)	(1)		42	0		0	(280)	2,447

Other intangible assets	66	0	0	0	0	0	0	0		0	0		(10)	(6)	50

Other assets	9,253	2,965	(4,591)	3,185	(2,874)	1,186	(839)	89		374	0		(1)	(1,000)	7,747

of which loans held-for-sale	8,932	2,963	(4,588)	2,991	(2,861)	1,185	(833)	89		349	0		0	(952)	7,275

Total assets at fair value	50,660	6,953	(8,707)	12,371	(13,206)	2,724	(3,478)	205		1,614	0		955	(5,194)	44,897

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	507	0	(263)	0	0	0	(204)	(4)		0	0		0	(36)	0

Trading liabilities	9,200	836	(844)	134	(192)	453	(1,070)	(29)		950	0		0	(946)	8,492

of which interest rate derivatives	1,341	26	(10)	0	0	11	(102)	(11)		(146)	0		0	(118)	991

of which foreign exchange derivatives	2,941	59	(33)	0	0	3	(324)	(1)		640	0		0	(320)	2,965

of which equity/index-related derivatives	2,940	94	(232)	0	0	185	(190)	26		252	0		0	(319)	2,756

of which credit derivatives	1,256	623	(507)	0	0	123	(276)	(43)		203	0		0	(129)	1,250

Short-term borrowings	123	43	(18)	0	0	226	(137)	1		5	0		0	(20)	223

Long-term debt	16,797	3,535	(5,630)	0	0	4,005	(4,963)	54		546	0		0	(1,712)	12,632

of which structured notes over two years	9,488	804	(1,121)	0	0	1,759	(2,282)	(9)		337	0		0	(982)	7,994

of which non-recourse liabilities	6,825	2,577	(4,398)	0	0	2,043	(2,441)	57		224	0		0	(683)	4,204

Other liabilities	3,734	507	(155)	157	(225)	1	(211)	(30)		163	0		129	(365)	3,705

of which failed sales	1,849	499	(131)	124	(207)	0	(9)	(5)		159	0		0	(194)	2,085

Total liabilities at fair value	30,361	4,921	(6,910)	291	(417)	4,685	(6,585)	(8)		1,664	0		129	(3,079)	25,052

Net assets/liabilities at fair value	20,299	2,032	(1,797)	12,080	(12,789)	(1,961)	3,107	213		(50)	0		826	(2,115)	19,845

1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

						Trading revenues			Other revenues

6M10	Balance at beginning of period	Transfers in	Transfers out	Purchases, sales, issuances, settlements	[1]	On transfers in / out	[2]	On all other	On transfers in / out	[2]	On all other	Foreign currency translation impact	Balance at end of period

Assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,514	0	0	0		0		(1)	0		0	70	1,583

Debt	11,980	1,463	(1,540)	(2,605)		88		618	0		(1)	593	10,596

of which corporates	4,816	481	(359)	(1,183)		52		(98)	0		(1)	268	3,976

of which RMBS	3,626	548	(731)	(1,229)		22		407	0		0	166	2,809

of which CMBS	2,461	117	(135)	(669)		12		(37)	0		0	122	1,871

of which CDO	559	307	(304)	237		2		398	0		0	12	1,211

Equity	488	34	(90)	115		1		18	0		0	19	585

Derivatives	11,192	874	(1,151)	(1,002)		41		182	0		0	511	10,647

of which interest rate products	1,529	173	(150)	296		52		169	0		0	67	2,136

of which equity/index-related products	3,298	152	(282)	(724)		63		565	0		0	151	3,223

of which credit derivatives	4,339	489	(582)	(377)		(70)		(876)	0		0	200	3,123

Other	2,310	370	(601)	74		(1)		52	0		0	105	2,309

Trading assets	25,970	2,741	(3,382)	(3,418)		129		870	0		(1)	1,228	24,137

Investment securities	86	0	0	356		0		4	0		0	(3)	443

Equity	12,205	143	(350)	(266)		0		3	29		180	489	12,433

Life finance instruments	2,048	0	0	(38)		0		130	0		0	94	2,234

Other investments	14,253	143	(350)	(304)		0		133	29		180	583	14,667

Loans	11,079	835	(312)	155		7		(42)	0		9	481	12,212

of which commercial and industrial loans	8,346	251	(113)	(1,537)		3		(275)	0		9	366	7,050

of which financial institutions	2,454	180	(95)	1,598		4		231	0		0	103	4,475

Other intangible assets	30	0	0	87		0		0	0		(28)	1	90

Other assets	6,744	1,484	(1,309)	7,772		31		899	0		18	273	15,912

of which loans held-for-sale	6,220	1,457	(1,287)	7,857		31		931	0		21	250	15,480

Total assets at fair value	59,676	5,203	(5,353)	4,648		167		1,863	29		178	2,633	69,044

Liabilities (CHF million)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	206	0	0	(217)		0		0	0		0	11	0

Trading liabilities	11,951	909	(1,498)	(2,359)		234		(529)	0		0	557	9,265

of which interest rate derivatives	1,786	128	(142)	(210)		(16)		274	0		0	81	1,901

of which foreign exchange derivatives	2,936	59	(15)	(1,126)		(1)		(84)	0		0	140	1,909

of which equity/index-related derivatives	3,635	253	(468)	(478)		185		(363)	0		0	170	2,934

of which credit derivatives	1,996	444	(567)	(351)		36		(540)	0		0	96	1,114

Short-term borrowings	164	12	(14)	160		0		(40)	0		0	6	288

Long-term debt	16,646	1,532	(2,156)	6,513		(256)		799	0		0	753	23,831

of which structured notes over two years	14,781	1,086	(1,996)	(1,231)		(126)		(756)	0		0	690	12,448

of which non-recourse liabilities	0	350	(16)	8,928		(126)		1,558	0		0	(29)	10,665

Other liabilities	3,995	145	(67)	508		(4)		(403)	0		46	174	4,394

of which failed sales	1,932	106	(28)	668		(4)		(373)	0		0	86	2,387

Total liabilities at fair value	32,962	2,598	(3,735)	4,605		(26)		(173)	0		46	1,501	37,778

Net assets/liabilities at fair value	26,714	2,605	(1,618)	43		193		2,036	29		132	1,132	31,266

1 Includes CHF 10.1 billion of level 3 assets shown as purchases due to the adoption of ASU 2009-17 as of January 1, 2010. 2 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.

Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

	6M11				6M10

in	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues

Gains and losses on assets and liabilities (CHF million)

Net realized/unrealized gains/(losses) included in net revenues	163	826	989	[1]	2,229	161	2,390	[1]

Whereof:

Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,139)	801	(1,338)		1,897	50	1,947

1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.

Nonrecurring fair value changes

end of	2Q11	4Q10

Loans recorded at fair value on a nonrecurring basis (CHF billion)

Loans recorded at fair value on a nonrecurring basis	0.6	0.6

of which level 2	0.0	0.1

of which level 3	0.6	0.5

Difference between the aggregate fair value and the aggregate unpaid principal balances on loans and financial instruments

	2Q11			4Q10

end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference

Loans (CHF million)

Non-performing loans	82	168	(86)	105	187	(82)

Non-interest-earning loans	479	2,595	(2,116)	653	2,087	(1,434)

Financial instruments (CHF million)

Interest-bearing deposits with banks	336	337	(1)	0	0	0

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	117,340	116,831	509	136,906	135,939	967

Loans	19,191	19,345	(154)	18,552	18,677	(125)

Other assets [1]	23,661	33,844	(10,183)	25,078	36,195	(11,117)

Due to banks and customer deposits	(720)	(732)	12	(410)	(420)	10

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(109,282)	(109,202)	(80)	(123,697)	(123,562)	(135)

Short-term borrowings	(4,046)	(4,017)	(29)	(3,308)	(3,262)	(46)

Long-term debt	(76,844)	(82,539)	5,695	(83,692)	(90,271)	6,579

Other liabilities	(5,808)	(6,674)	866	(5,734)	(7,569)	1,835

1 Primarily loans held-for-sale.

Gains and losses on financial instruments

	6M11		6M10

in	Net gains/ (losses)		Net gains/ (losses)

Financial instruments (CHF million)

Interest-bearing deposits with banks	0		10	[1]

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	713	[1]	998	[1]

Other trading assets	(5)	[2]	68	[2]

Other investments	88	[2]	(176)	[3]

of which related to credit risk	(2)		(18)

Loans	1,012	[2]	(513)	[2]

of which related to credit risk	134		453

Other assets	2,110	[2]	1,755	[1]

of which related to credit risk	269		(50)

Due to banks and customer deposits	(12)	[1]	(12)	[2]

of which related to credit risk	8		0

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(81)	[1]	30	[2]

Short-term borrowings	(141)	[2]	109	[2]

Long-term debt	(4,223)	[2]	1,954	[2]

of which related to credit risk [4]	(301)		1,086

Other liabilities	(738)	[2]	46	[3]

of which related to credit risk	(260)		(34)

1 Primarily recognized in net interest income. 2 Primarily recognized in trading revenues. 3 Primarily recognized in other revenues. 4 Changes in fair value related to credit risk is due to the change in the Group's own credit spreads. Other changes in fair value are attributable to changes in foreign currency exchange rates and interest rates, as well as movements in the reference price or index for structured notes. Changes in fair value on Credit Suisse vanilla debt related to credit risk were CHF (255) million and CHF 961 million in 6M11 and 6M10, respectively.

Fair value, unfunded commitments and term of redemption conditions

end of 2Q11	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	46		9		55	0

Equity funds	26		5,640	[1]	5,666	0

Equity funds sold short	0		(156)		(156)	0

Total funds held in trading assets and liabilities	72		5,493		5,565	0

Debt funds	38		249		287	195

Equity funds	5		89		94	0

Others	7		128		135	0

Hedge funds	50		466	[2]	516	195

Debt funds	11		0		11	17

Equity funds	3,234		0		3,234	850

Real estate funds	283		0		283	199

Others	754		0		754	212

Private equities	4,282		0		4,282	1,278

Equity method investments	367		0		367	0

Total funds held in other investments	4,699		466		5,165	1,473

Total fair value	4,771	[3]	5,959	[4]	10,730	1,473	[5]

1 54% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 30 days and 17% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 61% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 17% is redeemable on demand with a notice period primarily of less than 30 days and 15% is redeemable on an annual basis with a notice period of more than 60 days. 3 Includes CHF 2,218 million attributable to noncontrolling interests. 4 Includes CHF 83 million attributable to noncontrolling interests. 5 Includes CHF 521 million attributable to noncontrolling interests.

end of 4Q10	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments

Fair value and unfunded commitments (CHF million)

Debt funds	0		29		29	0

Equity funds	37		6,340	[1]	6,377	0

Equity funds sold short	0		(109)		(109)	0

Total funds held in trading assets and liabilities	37		6,260		6,297	0

Debt funds	20		330		350	234

Equity funds	8		219		227	0

Others	5		252		257	0

Hedge funds	33		801	[2]	834	234

Debt funds	12		0		12	19

Equity funds	3,516		0		3,516	1,054

Real estate funds	322		0		322	223

Others	759		0		759	213

Private equities	4,609		0		4,609	1,509

Equity method investments	1,183		0		1,183	0

Total funds held in other investments	5,825		801		6,626	1,743

Total fair value	5,862	[3]	7,061	[4]	12,923	1,743	[5]

1 47% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period of less than 30 days, 22% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 16% is redeemable on an annual basis with a notice period primarily of more than 60 days. 2 51% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 22% is redeemable on demand with a notice period of less than 30 days and 17% is redeemable on a monthly basis with a notice period primarily of more than 30 days. 3 Includes CHF 2,399 million attributable to noncontrolling interests. 4 Includes CHF 95 million attributable to noncontrolling interests. 5 Includes CHF 641 million attributable to noncontrolling interests.

Carrying value and estimated fair values of financial instruments

	2Q11		4Q10

end of	Carrying value	Fair value	Carrying value	Fair value

Financial assets (CHF million)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	200,091	200,091	220,443	220,443

Securities received as collateral	32,057	32,057	42,147	42,147

Trading assets	302,626	302,626	324,704	324,704

Investment securities	5,550	5,550	8,397	8,397

Loans	220,030	222,969	218,842	221,937

Other financial assets [1]	191,961	192,003	189,973	190,011

Financial liabilities (CHF million)

Due to banks and deposits	328,442	328,439	325,057	325,051

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	142,245	142,245	168,394	168,394

Obligation to return securities received as collateral	32,057	32,057	42,147	42,147

Trading liabilities	120,452	120,452	133,997	133,997

Short-term borrowings	20,373	20,373	21,683	21,683

Long-term debt	164,159	163,643	173,752	172,698

Other financial liabilities [2]	128,535	128,535	123,549	123,549

1 Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities. 2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.